MORGAN STANLEY STRATEGIC ADVISER FUND, INC.

[LOGO] MORGAN STANLEY

SEMI-ANNUAL REPORT

JUNE 30, 2001

CONSERVATIVE PORTFOLIO

MODERATE PORTFOLIO

AGGRESSIVE PORTFOLIO

MORGAN STANLEY
INVESTMENT MANAGEMENT INC.
INVESTMENT ADVISER

                                TABLE OF CONTENTS

President's Letter                                                             2
Managers' Report and Portfolio of Investments by Portfolio:
  Conservative Portfolio                                                       4
  Moderate Portfolio                                                           7
  Aggressive Portfolio                                                        10
Statement of Assets and Liabilities                                           13
Statement of Operations                                                       14
Statement of Changes in Net Assets                                            15
Financial Highlights                                                          16
Notes to Financial Statements                                                 19

This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Strategic Adviser Fund, Inc. To receive a prospectus, which contains more complete information such as charges, expenses, risk considerations and describes in detail each of the portfolio's investment policies to the prospective investor call 1 (800) 354-8185. Please read the prospectus carefully before you invest or send money.

                                                                   JUNE 30, 2001

PRESIDENT'S LETTER

Dear Shareholders:

We are pleased to present the Fund's Semi-Annual Report for the six months ended June 30, 2001. Our Fund currently offers three Portfolios that are intended to provide investors a range of asset allocation strategies designed to accommodate different investors' philosophies, goals and risk tolerances. Set forth below is a general market review for the first half of 2001.

Portfolio manager commentary, performance statistics and other useful information for each of the Fund's Portfolios are presented on the pages following this letter.

MARKET OVERVIEW

Equity markets experienced a volatile first half of 2001. Equities continued to decline through the end of March, amidst further bad news on the economy and corporate profitability. By the end of March, global equities had fallen 30% from their March 2000 highs. As news of earnings misses and downgrades eventually abated, and as the Fed carried out an aggressive easing campaign, markets shook off their doldrums, and the S&P 500 rallied 5.9% in the second quarter. Despite these improved conditions, equities still closed the first half in negative territory. The S&P 500 fell 6.7% in the first half. MSCI EAFE fell 14.6% in U.S. dollar terms, due to weakness in both equity prices and in the Euro. Emerging market equities, which had been among the worst performers last year, have outperformed developed markets, with MSCI Emerging Market Free Index falling 3.3% in the first half. U.S. bonds, benefiting from prospects of slower growth and subdued inflation, performed well, as the Lehman Aggregate Bond Index rose 3.6% in the first half.

The bear market of 2001 broadened in scope compared to last year's conditions. Defensive sectors, which had remained largely unscathed in 2000, were not spared in the first half, as utilities (-14.4%), health care (-16.2%) and consumer staples (-13.1%) were among the worst performing U.S. sectors in addition to technology (-13.5%). Outperforming sectors were materials (+3.5%), industrials (-0.5%) and consumer discretionary (+7.6%), as these sectors rebounded from last year's oversold conditions and benefited from the cyclical implications of an easing central bank. The underperformance of technology led growth(-14.2%, Russell 1000 Growth) to underperform value (-1.3%, Russell 1000 Value) in the U.S. Mid cap (+1.0%, S&P 400) and small cap (+6.9%, Russell 2000) indexes, which have a lower representation of technology companies, also outperformed in the first half. The easing monetary conditions in the U.S. was reflected in fixed income markets, as spreads narrowed. Corporates (+5.6%) and mortgages (+3.9%) outperformed Treasurys (+2.0%). High yield (+3.2%), which had suffered from considerable deterioration of credit quality last year, rebounded as spreads narrowed somewhat.

Currency weakness weighed down non-U.S. stock market performance in the first half. The Euro, which had rallied in the fourth quarter of 2000, was beset with new weakness throughout the first half of this year, falling back towards its past lows. The Euro lost 10% relative to the dollar. The pressures of European asset prices and currencies in the first half stemmed from worsening economic indicators showing the European slowdown to be similar in magnitude to the U.S. The Yen continued its weakening trend from last year, falling from 114 to the dollar to a low of 126, before closing the quarter at 124. In local currency terms, the MSCI EAFE Index delivered returns in line with the U.S. (-7.7%). Emerging market equities also declined (-3.3%), but have outperformed developed markets on a year-to-date basis. The emerging markets have seen select trouble spots, such as the Turkish devaluation and the Argentine debt crisis. Unlike the 1997 Asia crisis and the 1998 Russian crisis, however, these more recent problems have remained relatively contained, and contagion has been limited. Despite these problem areas, various emerging market countries have seen very strong performance year-to-date, including Mexico, Korea, and Russia.

MARKET OUTLOOK

The U.S. economy continues to walk a fine line between tipping into recession and maintaining a sustainable bottom. At the heart of this balancing act is the consumer, who is caught between a worsening labor market and a buoyant Fed interest rate policy. Although we are impressed with the aggressiveness of the Fed's easings so far, we remain skeptical about the ability of lower interest rates to sustain consumption through this downturn. With the labor market worsening week by week, we believe that the consumer will eventually capitulate, leading to another leg down in the economy. Recent economic statistics from Europe are painting a similar picture, with slowing manufacturing, job losses, and consumer worries. Despite lower interest rates, a second leg down in the economy will continue to pressure corporate profits, thereby limiting the upside to equity prices. Bonds, on the other hand, should benefit from a worsening economy as central banks continue to ease and slower growth will help control inflation.

Against this bearish backdrop, the second quarter equity rally has brought U.S. and European stock valuations back to extended levels. Valuations in the technology sector are particularly expensive, compared to history and to other sectors. Meanwhile, earnings warnings or misses have resumed for many high profile companies.

We hope you find the Report informative. As always, we very much appreciate your continued support of the Fund.

Sincerely,


/s/ Ronald E. Robison

Ronald E. Robison
PRESIDENT

August 2001

CONSERVATIVE PORTFOLIO                     INVESTMENT OVERVIEW

COMPOSITION OF NET ASSETS
(AT JUNE 30,2001)

                                 U.S. Fixed Income Funds  81.1%
       [CHART]                   U.S. Equity Funds        17.8
                                 Other                     1.1

PERFORMANCE COMPARED TO THE LEHMAN 1-3 YEAR GOVERNMENT
BOND INDEX AND THE COMPOSITE INDEX(1)

                                                         TOTAL RETURNS(2)
--------------------------------------------------------------------------------
                                                                        AVERAGE
                                                                         ANNUAL
                                                               ONE        SINCE
                                                       YTD    YEAR    INCEPTION
--------------------------------------------------------------------------------
Portfolio - Class A                                   2.08%   3.87%       6.16%
Portfolio - Class B                                   1.88%   3.51%       5.85%
Lehman 1-3 Year Government
  Bond Index                                          4.04%   9.26%       6.34%
Composite Index                                       1.92%   3.24%       6.45%

(1) The Lehman 1-3 Year Government Bond Index is comprised of government agency and treasury securities with maturities of 1-3 years. The Composite Index is a composite comprised of 70% of the Lehman 1-3 Year Government Bond Index, 20% of the S&P 500 Index and 10% of the Salomon High Yield Market Index.

(2) Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE RE-INVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The Conservative Portfolio seeks the highest level of long-term total return that is consistent with a relatively conservative level of risk. The Portfolio invests primarily in certain fixed income portfolios, and, to a lesser degree, certain equity portfolios of the Morgan Stanley Institutional Fund, Inc. ("MSIF") Class A shares and the MAS Funds Institutional Class shares. The Portfolio's assets are normally allocated within the ranges of 75%-85% fixed income and 15%-25% equities. The allocations are expected to be relatively static with subtle periodic adjustments in response to market developments. An investment in the Portfolio will be directly impacted by the investment performance of the Underlying Funds in which it invests. An investment in the Portfolio is subject to all the risks of an investment in the underlying funds.

For the six months ended June 30,2001, the Portfolio had a total return of 2.08% for the Class A shares and 1.88% for the Class B shares compared to 4.04% for the Lehman 1-3 Year Government Bond Index (the "Lehman Index") and 1.92% for the Composite Index. For the one year ended June 30, 2001, the Portfolio had a total return of 3.87% for the Class A shares and 3.51% for the Class B shares compared to 9.26% for the Lehman Index and 3.24% for the Composite Index. For the period from inception on December 31, 1997 through June 30, 2001, the Portfolio had an average annual total return of 6.16% for the Class A shares and 5.85% for the Class B shares compared to 6.34% for the Lehman Index and 6.45% for the Composite Index.

Our asset allocation during the first half of 2001 has varied significantly. We entered the year with a mildly underweight allocation to equities. As the market reached oversold conditions in March, we added to our equity position to bring equities to an overweight position. The rally in April through mid-May brought equity valuations back to extended levels, and we again reduced exposure to an underweight position. As of June 30, 2001, our allocation to U.S. fixed income mutual funds was 81.1%, including a 9.9% allocation to high yield funds. Our allocation to U.S. equity funds was 17.8%.

Our performance for the first half has been roughly in line with passive benchmarks. Several allocation and security selection strategies added value during this period. These strategies included Value Equity (+2.6%) which outperformed the S&P 500 for this period, as valuations began to be scrutinized more carefully by market participants. Exposure to the Mid Cap Value strategy in the first quarter also added value, as that Portfolio rose 1.2% on the back of strong performance from both mid cap stocks and value strategies. The performance of the Limited Duration Portfolio (+4.5%) was also strong relative to the Lehman 1-3 Year Government Bond Index (+4.0%), as spreads narrowed to Treasuries. Our variation of exposure to equities also added value, as we remained underweight during periods of market decline.

Offsetting these positive contributors to performance, several strategies detracted from results. These included the underperformance of the MAS High Yield Debt Portfolio (-1.4%) relative to the Salomon High Yield Market Index (+3.2%), as the Portfolio continued to own telecommunications debt, which did not benefit from an improvement in credit quality. Growth strategies within stocks continued to suffer, as the MSIF Equity Growth Portfolio (-10.7%) under-performed the S&P 500 Index (-6.7%).

Since the equity rally of April and May, our strategy has become more defensive in orientation. We are currently underweighted to equities, with a preference for high quality bonds. Our high yield allocation, which had been neutral to overweight in the first half, is in the process of being reduced further in the second half. We have eliminated exposure to mid and small cap stocks, and also to non-U.S. stocks. Our style emphasis is currently neutral between growth and value within U.S. stocks.

July 2001

                                          FINANCIAL STATEMENTS
PORTFOLIO OF INVESTMENTS                  JUNE 30, 2001 (UNAUDITED)

                                                                          VALUE
                                                            SHARES        (000)
-------------------------------------------------------------------------------
INVESTMENTS (101.2%)
===============================================================================
U.S. FIXED INCOME FUNDS (81.1%)
     MAS High Yield Debt Portfolio,
       Institutional Class                                  57,527      $   374
     MAS Intermediate Duration
       Portfolio, Institutional Class                        7,988           80
     MAS Limited Duration Portfolio,
       Institutional Class                                 251,423        2,620
-------------------------------------------------------------------------------
                                                                          3,074
===============================================================================

U.S. EQUITY FUNDS (17.8%)
     MSIF Equity Growth Portfolio,
       Class A                                              17,176          314
     MSIF Value Equity Portfolio,
       Class A                                              34,606          363
-------------------------------------------------------------------------------
                                                                            677
===============================================================================

                                                        FACE AMOUNT
                                                              (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (2.3%)
    J.P. Morgan Securities, Inc., 3.70%,
        dated 6/29/01, due 7/02/01 (a)                   $      87          87
===============================================================================
Total Investments (101.2%) (Cost $3,852)                                 3,838
Other Assets and Liabilities - Net (-1.2%)                                 (47)
-------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $ 3,791
===============================================================================

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

    The accompanying notes are an integral part of the financial statements.

MODERATE PORTFOLIO

COMPOSITION OF NET ASSETS
(AT JUNE 30,2001)

                                       U.S. Fixed Income Funds           52.2%
           [CHART]                     U.S. Equity Funds                 33.2
                                       International Equity Funds        13.9
                                       Other                              0.7

PERFORMANCE COMPARED TO THE S&P 500 INDEX AND THE
COMPOSITE INDEX(1)

                                                    TOTAL RETURNS(2)
--------------------------------------------------------------------------------
                                                                         AVERAGE
                                                                         ANNUAL
                                                           ONE            SINCE
                                            YTD           YEAR        INCEPTION
--------------------------------------------------------------------------------
Portfolio - Class A                      -1.49%         -3.11%            6.27%
Portfolio - Class B                      -1.70%         -3.46%            5.96%
S&P 500 Index                            -6.69%        -14.83%            8.26%
Composite Index                          -2.53%         -4.97%            6.49%

(1) The S&P 500 Index is comprised of 500 large-cap U.S. companies with market capitalization of $1 billion or more. These 500 companies are a representative sample of some 100 industries, chosen mainly for market size, liquidity and industry group representation. The Composite Index is a composite comprised of 40% of the Lehman Intermediate Government/Corporate Bond Index, 35% of the S&P 500 Index, 15% of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index and 10% of the Salomon High Yield Market Index.

(2) Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The Moderate Portfolio seeks the highest level of long-term total return consistent with a relatively moderate level of risk primarily through investment in a mix of fixed income and equity portfolios of the Morgan Stanley Institutional Fund, Inc. ("MSIF") Class A shares and the MAS Funds Institutional Class shares. The Portfolio's assets are normally allocated within the range of 45%-55% equities and 45%-55% fixed income. The allocations are expected to be relatively static with subtle periodic adjustments in response to market developments. An investment in the Portfolio will be directly impacted by the investment performance of the Underlying Funds in which it invests. An investment in the Portfolio is subject to all the risks of an investment in the underlying funds.

For the six months ended June 30, 2001, the Portfolio had a total return of -1.49% for the Class A shares and -1.70% for the Class B shares compared to -6.69% for the S&P 500 Index and -2.53% for the Composite Index. For the one year ended June 30, 2001, the Portfolio had a total return of -3.11% for the Class A shares and -3.46% for the Class B shares compared to -14.83% for the S&P 500 Index and -4.97% for the Composite Index. For the period from inception on December 31, 1997 through June 30,2001, the Portfolio had an average annual total return of 6.27% for the Class A shares and 5.96% for the Class B shares compared to 8.26% for the S&P 500 Index and 6.49% for the Composite Index.

Our asset allocation during the first half has varied significantly. We entered the year with a mildly underweight allocation to equities. As the market reached oversold conditions in March, we added to our equity position to bring equities to an overweight position. The rally in April through mid-May brought equity valuations back to extended levels, and we again reduced exposure to an underweight position. As of June 30, 2001, our allocation to U.S. equity mutual funds was 33.2%, with a 13.9% allocation to non-U.S. equities. Our allocation to high yield was 9.4%, while our allocation to high quality U.S. fixed income was 42.8%.

Our performance for the first half has exceeded the passive benchmarks. Several allocation and security selection strategies added value during this period. These strategies included Value Equity (+2.6%) which outperformed the S&P 500 for this period, as valuations began to be scrutinized more carefully by market participants. Exposure to the Mid Cap Value strategy in the first quarter also added value, as that Portfolio rose 1.2% on the back of strong performance from both mid cap stocks and value strategies. The performance of the Intermediate Duration Portfolio (+4.3%) was also strong relative to the Lehman Intermediate Government/Corporate Bond Index (+4.1%), as spreads narrowed to Treasuries. The value orientation of the MSIF International Magnum Portfolio (-10.6%) also added value, as the strategy outperformed MSCI EAFE (-14.6%). Our variation of exposure to equities also added value, as we remained underweight during periods of market decline.

Offsetting these positive contributors to performance, several strategies detracted from results. These included the underperformance of the MAS High Yield Debt Portfolio (-1.4%) relative to the Salomon High Yield Market Index (+3.2%), as the Portfolio continued to own telecommunications debt, which did not benefit from an improvement in credit quality. Growth strategies within stocks continued to suffer, as the MSIF Equity Growth Portfolio (-10.7%) underperformed the S&P 500 Index (-6.7%).

Since the equity rally of April and May, our strategy has become more defensive in orientation. We are currently underweighted to equities, with a preference for high quality bonds. Our high yield allocation, which had been neutral to overweight in the first half, is in the process of being reduced further in the second half. We have eliminated exposure to mid and small cap stocks, and also to non-U.S. stocks. Our style emphasis is currently neutral between growth and value within U.S. stocks.

July 2001

                                          FINANCIAL STATEMENTS
PORTFOLIO OF INVESTMENTS                  JUNE 30, 2001 (UNAUDITED)

                                                                          VALUE
                                                              SHARES      (000)
-------------------------------------------------------------------------------
INVESTMENTS (101.9%)
===============================================================================
U.S. FIXED INCOME FUNDS (52.2%)
     MAS Fixed Income Portfolio,
       Institutional Class                                   250,000    $   251
     MAS High Yield Debt Portfolio,
       Institutional Class                                 1,037,601        918
     MAS Intermediate Duration Portfolio,
       Institutional Class                                 3,864,258      3,930
-------------------------------------------------------------------------------
                                                                          5,099
===============================================================================

U.S. EQUITY FUNDS (33.2%)
     MSIF Equity Growth Portfolio,
       Class A                                             1,773,270      1,612
     MSIF Value Equity Portfolio,
       Class A                                             1,619,795      1,631
-------------------------------------------------------------------------------
                                                                          3,243
===============================================================================

INTERNATIONAL EQUITY FUNDS (13.9%)
     MSIF Active International
       Allocation Portfolio, Class A                         797,548        614
     MSIF International Magnum
       Portfolio, Class A                                    807,866        747
-------------------------------------------------------------------------------
                                                                          1,361
===============================================================================

                                                                FACE
                                                              AMOUNT
                                                                (000)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT (2.6%)
     J.P. Morgan Securities, Inc., 3.70%,
       dated 6/29/01, due 7/02/01(a)                            $255       255
===============================================================================
Total Investments (101.9%) (Cost $10,405)                                9,958
Other Assets and Liabilities - Net (-1.9%)                                (185)
-------------------------------------------------------------------------------
NET ASSETS (100%)                                                       $9,773
===============================================================================

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

    The accompanying notes are an integral part of the financial statements.

AGGRESSIVE PORTFOLIO                      INVESTMENT OVERVIEW

COMPOSITION OF NET ASSETS
(AT JUNE 30,2001)

                                         U.S. Equity Funds            48.6%
         [CHART]                         International Equity Funds   34.5
                                         U.S. Fixed Income Funds      17.9
                                         Other                        (1.0)

PERFORMANCE COMPARED TO THE MSCI WORLD INDEX AND THE
COMPOSITE INDEX(1)

                                                      TOTAL RETURNS(2)
--------------------------------------------------------------------------------
                                                                         TOTAL
                                                                        RETURN
                                                                ONE      SINCE
                                                      YTD      YEAR  INCEPTION
--------------------------------------------------------------------------------
Portfolio - Class A                                -4.81%   -12.28%      7.22%
Portfolio - Class B                                -5.01%   -12.53%      6.96%
MSCI World Index                                  -10.55%   -20.30%      5.52%
Composite Index                                    -5.95%   -13.81%      5.91%

(1) The MSCI World Index is an unmanaged index of common stocks and includes securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region, including dividends. The Composite Index is a composite comprised of 50% of the Russell 3000 Index, 25% of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index, 15% of the Lehman Aggregate Bond Index and 10% of the IFC Investable Emerging Markets Index.

(2) Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE RE-INVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The Aggressive Portfolio seeks the highest level of long-term capital appreciation that is consistent with a relatively high level of risk primarily through investment in certain equity portfolios, and, to a lesser degree certain fixed income portfolios of the Morgan Stanley Institutional Fund, Inc. ("MSIF") Class A shares and the MAS Funds Institutional Class shares. The Portfolio's assets are normally allocated within the range of 80%-90% equities and 10%-20% fixed income. The allocations are expected to be relatively static with subtle periodic adjustments in response to market developments. An investment in the Portfolio will be directly impacted by the investment performance of the Underlying Funds in which it invests. An investment in the Portfolio is subject to all the risks of an investment in the underlying funds.

For the six months ended June 30, 2001, the Portfolio had a total return of -4.81% for the Class A shares and -5.01% for the Class B shares compared to -10.55% for the MSCI World Index and -5.95% for the Composite Index. For the one year ended June 30, 2001, the Portfolio had a total return of -12.28% for the Class A shares and -12.53% for the Class B shares compared to -20.30% for the MSCI Index and -13.81% for the Composite Index. For the period from inception on December 31, 1997 through June 30,2001, the Portfolio had an average annual total return of 7.22% for the Class A shares and 6.96% for the Class B shares compared to 5.52% for the MSCI World Index and 5.91% for the Composite Index.

Our performance for the first half has exceeded the passive benchmarks. Several allocation and security selection strategies added value during this period. These strategies included Value Equity (+2.6%) which outperformed the Russell 3000 Index (-6.1%) for this period, as valuations began to be scrutinized more carefully by market participants. Exposure to the Mid Cap Value strategy in the first quarter also added value, as that Portfolio rose 1.2% on the back of strong performance from both mid cap stocks and value strategies. The performance of the MAS Fixed Income Portfolio (+5.0%) was also strong relative to the Lehman Aggregate (+3.6%), as spreads narrowed to Treasuries. Our variation of exposure to equities also added value, as we remained underweight during periods of market decline.

The main detractors from performance were growth oriented equity strategies, which continue to face a challenging market environment. The MSIF Equity Growth Portfolio (-10.7%), the MAS Mid Cap Growth Portfolio (-17.5%), and the MAS Small Cap Growth Portfolio (-12.2%) all underperformed the Russell 3000 Index.

Since the equity rally of April and May, our strategy has become more defensive in orientation. We are currently underweighted to equities, with a preference for high quality bonds. We have reduced exposure to mid and small cap stocks, particularly growth oriented mid and small cap styles, as we believe these styles will continue to be challenged going forward. Our style emphasis is currently neutral between growth and value within large cap U.S. stocks.

July 2001

                                       FINANCIAL STATEMENTS
PORTFOLIO OF INVESTMENTS               JUNE 30, 2001 (UNAUDITED)

                                                                          VALUE
                                                              SHARES      (000)
-------------------------------------------------------------------------------
INVESTMENTS (104.4%)
===============================================================================
U.S. FIXED INCOME FUNDS (17.9%)
     MAS Fixed Income Portfolio,
       Institutional Class                                 1,569,857     $1,601
===============================================================================

U.S. EQUITY FUNDS (48.6%)
     MAS Mid Cap Growth Portfolio,
       Institutional Class                                   319,009        263
     MAS Mid Cap Value Portfolio,
       Institutional Class                                   466,131        457
     MSIF Equity Growth Portfolio,
       Class A                                             2,011,540      1,777
     MSIF Value Equity Portfolio,
       Class A                                             1,805,658      1,840
-------------------------------------------------------------------------------
                                                                          4,337
===============================================================================

INTERNATIONAL EQUITY FUNDS (34.5%)
     MSIF Active International
       Allocation Portfolio, Class A                       1,506,988      1,151
     MSIF Emerging Markets
       Portfolio, Class A                                  1,034,759        874
     MSIF International Magnum
       Portfolio, Class A                                  1,150,046      1,050
-------------------------------------------------------------------------------
                                                                          3,075
===============================================================================

                                                                FACE
                                                              AMOUNT
                                                                (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (3.4%)
     J. P. Morgan Securities, Inc., 3.70%,
       dated 6/29/01, due 7/02/01(a)                            $302        302
===============================================================================
Total Investments (104.4%) (Cost $10,166)                                 9,315
Other Assets and Liabilities - Net (-4.4%)                                 (394)
-------------------------------------------------------------------------------
NET ASSETS (100%)                                                        $8,921
===============================================================================

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated parties.

    The accompanying notes are an integral part of the financial statements.

                               STATEMENTS OF ASSETS AND LIABILITIES
                               FOR THE SIX MONTHS ENDED JUNE 30,2001 (UNAUDITED)

                                                            CONSERVATIVE          MODERATE        AGGRESSIVE
                                                               PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                    (000)             (000)             (000)
------------------------------------------------------------------------------------------------------------
ASSETS
  Investments, at Cost                                          $  3,852          $ 10,405          $ 10,166
============================================================================================================
  Investments, at Value                                            3,838             9,958             9,315
  Dividends Receivable                                                13                19                --
  Receivable for Portfolio Shares Sold                                 8                19                33
  Deferred Organization Costs                                         30                30                30
  Receivable from Investment Adviser                                   7                21                22
------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                       3,896            10,047             9,400
------------------------------------------------------------------------------------------------------------
LIABILITIES
  Payable for Investments Purchased                                   --                --              (223)
  Payable for Portfolio Shares Redeemed                               --                --              (203)
  Professional Fees Payable                                          (16)              (21)              (20)
  Administrative Fees Payable                                         (2)               (6)               (4)
  Custodian Fees Payable                                              (3)               (5)               (5)
  Shareholder Reporting Fees Payable                                 (11)              (21)              (23)
  Overdraft Payable                                                  (73)             (221)               --
  Other Liabilities                                                   --                --                (1)
------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                   (105)             (274)             (479)
------------------------------------------------------------------------------------------------------------
NET ASSETS                                                      $  3,791          $  9,773          $  8,921
============================================================================================================
NET ASSETS CONSIST OF:
  Paid in Capital                                               $  3,885          $ 10,499          $  9,886
  Undistributed Net Investment Income                                 74               103                12
  Accumulated Net Realized Loss                                     (154)             (382)             (126)
  Unrealized Depreciation on Investments                             (14)             (447)             (851)
------------------------------------------------------------------------------------------------------------
NET ASSETS                                                      $  3,791          $  9,773          $  8,921
============================================================================================================

CLASS A:
NET ASSETS                                                      $  3,161          $  8,894          $  8,470
SHARES ISSUED AND OUTSTANDING ($0.001 PAR VALUE)
  (Authorized 1,500,000 shares)                                      323               961               911
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE        $   9.79          $   9.26          $   9.30
============================================================================================================
CLASS B:
NET ASSETS                                                      $    630          $    879          $    451

SHARES ISSUED AND OUTSTANDING ($0.001 PAR VALUE)
  (Authorized 1,500,000 shares)                                       65                95                49

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE        $   9.77          $   9.23          $   9.29
============================================================================================================

   The accompanying notes are an integral part of the financial statements.

                               STATEMENTS OF OPERATIONS
                               FOR THE SIX MONTHS ENDED JUNE 30,2001 (UNAUDITED)

                                                CONSERVATIVE       MODERATE     AGGRESSIVE
                                                   PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                        (000)          (000)          (000)
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends Distributed from Underlying Funds         $  79          $ 115          $  24
   Interest                                                1              1              2
------------------------------------------------------------------------------------------
TOTAL INCOME                                              80            116             26
------------------------------------------------------------------------------------------
EXPENSES:
   Administrative Fees:
   Basic Fee                                               6             10             11
   Less: Fees Waived                                      (6)           (10)           (11)
                                                       -----          -----          -----
   Net Fee                                                --             --             --
   Professional Fees                                      14             22             22
   Shareholder Reporting                                   5             19             26
   Filing and Registration Fees                           21             23             25
   Amortization of Organizational Costs                   10             10             10
   Custodian Fees                                          5              8             10
   Distribution Fees on Class B Shares                     1              1              1
   Other Expenses                                          1              2              2
Expenses Reimbursed by Adviser                           (50)           (72)           (82)
------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                         7             13             14
------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                     73            103             12
------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS):
   Investments Sold                                      (74)          (238)          (136)
------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED DEPRECIATION:
   Investments                                            67             (1)          (281)
------------------------------------------------------------------------------------------

TOTAL NET REALIZED GAIN AND CHANGE IN
UNREALIZED DEPRECIATION                                   (7)          (239)          (417)
------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                              $  66          $(136)         $(405)
==========================================================================================

    The accompanying notes are an integral part of the financial statements.

                                     STATEMENTS OF CHANGES IN NET ASSETS

                                                      CONSERVATIVE                  MODERATE                   AGGRESSIVE
                                                        PORTFOLIO                   PORTFOLIO                   PORTFOLIO
                                               ==========================   =========================   =========================
                                                SIX MONTHS                  SIX MONTHS                 SIX MONTHS
                                                     ENDED                       ENDED                      ENDED
                                                  JUNE 30,    YEAR ENDED      JUNE 30,    YEAR ENDED      JUNE 30,    YEAR ENDED
                                                      2001      DECEMBER          2001      DECEMBER          2001      DECEMBER
                                               (UNAUDITED)      31, 2000   (UNAUDITED)      31, 2000   (UNAUDITED)      31, 2000
---------------------------------------------------------------------------------------------------------------------------------
                                                   (000)          (000)         (000)         (000)         (000)         (000)
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
---------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                           $    73       $   212       $   103       $   472       $    12       $   522
   Net Realized Gain (Loss)                            (74)          (55)         (238)           69          (136)          320
   Change in Unrealized
    Appreciation (Depreciation)                         67           (61)           (1)         (629)         (281)       (1,428)
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                           66            96          (136)          (88)         (405)         (586)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   CLASS A:
   Net Investment Income                                --          (171)           --          (342)           --          (307)
   Net Realized Gain                                    --            --            --          (137)           --          (536)
   In Excess of Net Realized Gain                       --            (8)           --          (129)           --            --
   CLASS B:
   Net Investment Income                                --           (44)           --           (38)           --           (33)
   Net Realized Gain                                    --            --            --           (16)           --           (61)
   In Excess of Net Realized Gain                       --            (2)           --           (15)           --            --
---------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                                  --          (225)           --          (677)           --          (937)
=================================================================================================================================
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
   Subscribed                                        2,162         2,300         4,217         2,254         5,162         4,097
   Distributions Reinvested                             --           179            --           608            --           843
   Redeemed                                         (1,369)       (4,480)         (817)       (2,272)       (2,356)       (3,737)
   CLASS B:
   Subscribed                                           --            --           253            --            --            --
   Distributions Reinvested                             --            46            --            68            --            95
   Redeemed                                             --            --           (11)           --          (203)           --
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Share
    Transactions                                       793        (1,955)        3,642           658         2,603         1,298
---------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets             859        (2,084)        3,506          (107)        2,198          (225)
NET ASSETS:
   Beginning of Period                               2,932         5,016         6,267         6,374         6,723         6,948
---------------------------------------------------------------------------------------------------------------------------------
   End of Period                                   $ 3,791       $ 2,932       $ 9,773       $ 6,267       $ 8,921       $ 6,723
=================================================================================================================================
   Undistributed net investment income
    included in end of period net assets           $    74       $     1       $   103       $    --       $    12       $    --
---------------------------------------------------------------------------------------------------------------------------------
   (1)Capital Share Transactions:
---------------------------------------------------------------------------------------------------------------------------------
   CLASS A:
   Shares Subscribed                                   223           226           449           213           547           338
   Shares Issued on Reinvesting Distributions           --            19            --            65            --            85
   Shares Redeemed                                    (141)         (442)          (87)         (214)         (253)         (309)
                                                   -------       -------       -------       -------       -------       -------
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Class A Shares Outstanding           82          (197)          362            64           294           114
=================================================================================================================================
   CLASS B:
   Shares Subscribed                                    --            --            27            --            --            --
   Shares Issued on Reinvesting Distributions           --             5            --             7            --            10
   Shares Redeemed                                      --            --            (1)           --           (21)           --
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Class A Shares Outstanding           --             5            26             7           (21)           10
=================================================================================================================================

  The accompanying notes are an integral part of the financial statements.

                                     FINANCIAL HIGHLIGHTS
                                     CONSERVATIVE PORTFOLIO

SELECTED PER SHARE DATA AND RATIOS:

                                                                                      CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                         ENDED        YEAR ENDED      YEAR ENDED      YEAR ENDED    ONE DAY ENDED
                                                 JUNE 30, 2001      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                   (UNAUDITED)              2000            1999            1998            1997*
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    9.60         $   10.09       $   10.18       $   10.00       $   10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                  0.19              0.56            0.56            0.35              --
   Net Realized and Unrealized Gain (Loss)                  --             (0.26)           0.31            0.42              --
------------------------------------------------------------------------------------------------------------------------------------
     Total From Investment Operations                     0.19              0.30            0.87            0.77              --
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                    --             (0.76)          (0.76)          (0.46)             --
   Net Realized Gain                                        --                --           (0.13)          (0.11)             --
   In Excess of Net Realized Gain                           --             (0.03)          (0.07)          (0.02)             --
------------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                    --             (0.79)          (0.96)          (0.59)             --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $    9.79         $    9.60       $   10.09       $   10.18       $   10.00
====================================================================================================================================
TOTAL RETURN                                              2.08%             3.06%           8.69%           7.76%           0.00%
====================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                $   3,161         $   2,313       $   4,414       $   3,141       $     517
Ratio of Expenses to Average Net Assets (1)               0.31%(a)          0.28%           0.31%           0.32%           0.00%(a)
Ratio of Net Investment Income to Average
   Net Assets (1)                                         4.25%(a)          6.08%           5.02%           5.31%           0.00%(a)
Portfolio Turnover                                          36%               59%             61%            129%              0%
------------------------------------------------------------------------------------------------------------------------------------
(1) Effect of Voluntary Expense Limitation
   During the Period:
     Per Share Benefit to Net Investment Income      $    0.14         $    0.19       $    0.27       $    0.27       $    0.00
   Ratios Before Expense Limitation:
     Expenses to Average Net Assets                       3.55%(a)          2.38%           2.74%           4.45%           0.00%(a)
   Net Investment Income to Average
     Net Assets                                           1.00%(a)          3.99%           2.59%           1.21%           0.00%(a)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                      CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                         ENDED        YEAR ENDED      YEAR ENDED       YEAR ENDED  ONE DAY ENDED
                                                 JUNE 30, 2001      DECEMBER 31,    DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                                   (UNAUDITED)              2000            1999             1998          1997*
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    9.59         $   10.08       $   10.18        $   10.00      $   10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                  0.19              0.66            0.50             0.52             --
   Net Realized and Unrealized Gain (Loss)               (0.01)            (0.38)           0.33             0.23             --
------------------------------------------------------------------------------------------------------------------------------------
     Total From Investment Operations                     0.18              0.28            0.83             0.75             --
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                    --             (0.74)          (0.73)           (0.44)            --
   Net Realized Gain                                        --                --           (0.13)           (0.11)            --
   In Excess of Net Realized Gain                           --             (0.03)          (0.07)           (0.02)            --
------------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                    --             (0.77)          (0.93)           (0.57)            --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $    9.77         $    9.59       $   10.08        $   10.18      $   10.00
====================================================================================================================================
TOTAL RETURN                                              1.88%             2.81%           8.33%            7.52%          0.00%
====================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                $     630         $     619       $     602        $     555      $     516
Ratio of Expenses to Average Net Assets (2)               0.56%(a)          0.54%           0.56%            0.57%          0.00%(a)
Ratio of Net Investment Income to Average
   Net Assets (2)                                         3.89%(a)          6.40%           4.73%            5.06%          0.00%(a)
Portfolio Turnover                                          36%               59%             61%             129%             0%
------------------------------------------------------------------------------------------------------------------------------------
(2) Effect of Voluntary Expense Limitation
   During the Period:
     Per Share Benefit to Net Investment Income      $    0.15         $    0.24       $    0.25        $    0.42      $    0.00
   Ratios Before Expense Limitation:
     Expenses to Average Net Assets                       3.77%(a)          2.63%           2.90%            4.70%          0.00%(a)
     Net Investment Income to Average
       Net Assets                                         0.68%(a)          4.09%           2.39%            0.96%          0.00%(a)
------------------------------------------------------------------------------------------------------------------------------------

*   Commencement of operations
(a) Annualized
    The ratios of expenses to average net assets do not reflect the expenses of the Underlying Funds attributable to the Portfolio.

    The accompanying notes are an integral part of the financial statements.

                                     MODERATE PORTFOLIO

SELECTED PER SHARE DATA AND RATIOS:

                                                                                      CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                        ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED   ONE DAY ENDED
                                                JUNE 30, 2001      DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                  (UNAUDITED)              2000             1999            1998           1997*
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $    9.40         $   10.69        $   10.49       $   10.00      $   10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                 0.10              0.78             0.39            0.28             --
   Net Realized and Unrealized Gain (Loss)              (0.24)            (0.94)            1.23            0.71             --
------------------------------------------------------------------------------------------------------------------------------------
       Total From Investment Operations                 (0.14)            (0.16)            1.62            0.99             --
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                   --             (0.64)           (0.89)          (0.43)            --
   Net Realized Gain                                       --             (0.25)           (0.47)          (0.03)            --
   In Excess of Net Realized Gain                          --             (0.24)           (0.06)          (0.04)            --
------------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                 --             (1.13)           (1.42)          (0.50)            --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $    9.26         $    9.40        $   10.69       $   10.49      $   10.00
====================================================================================================================================
TOTAL RETURN                                            (1.49)%           (1.37)%          15.79%           9.93%          0.00%
====================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)               $   8,894         $   5,624        $   5,720       $   4,580      $     517
Ratio of Expenses to Average Net Assets (1)              0.29%(a)          0.21%            0.23%           0.25%          0.00%(a)
Ratio of Net Investment Income to
   Average Net Assets (1)                                2.51%(a)          7.43%            3.59%           4.26%          0.00%(a)
Portfolio Turnover                                         31%               59%              87%            139%             0%
------------------------------------------------------------------------------------------------------------------------------------
(1) Effect of Voluntary Expense Limitation
   During the Period:
     Per Share Benefit to Net Investment Income     $    0.08         $    0.16        $    0.26       $    0.22      $    0.00
   Ratios Before Expense Limitation:
     Expenses to Average Net Assets                      2.23%(a)          1.70%            2.58%           3.63%          0.00%(a)
     Net Investment Income to Average
       Net Assets                                        0.56%(a)          5.95%            1.23%           0.88%          0.00%(a)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                      CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                        ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED   ONE DAY ENDED
                                                JUNE 30, 2001      DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                  (UNAUDITED)              2000             1999            1998           1997*
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $    9.39         $   10.68        $   10.48       $   10.00      $   10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                 0.08              0.73             0.37            0.42             --
   Net Realized and Unrealized Gain (Loss)              (0.24)            (0.92)            1.23            0.53             --
------------------------------------------------------------------------------------------------------------------------------------
       Total From Investment Operations                 (0.16)            (0.19)            1.60            0.95             --
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                   --             (0.61)           (0.87)          (0.40)            --
   Net Realized Gain                                       --             (0.25)           (0.47)          (0.03)            --
   In Excess of Net Realized Gain                          --             (0.24)           (0.06)          (0.04)            --
------------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                 --             (1.10)           (1.40)          (0.47)            --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $    9.23         $    9.39        $   10.68       $   10.48      $   10.00
====================================================================================================================================
Total Return                                            (1.70)%           (1.61)%          15.54%           9.57%          0.00%
====================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)               $     879         $     643        $     654       $     566      $     516
Ratio of Expenses to Average Net Assets (2)              0.53%(a)          0.46%            0.48%           0.50%          0.00%(a)
Ratio of Net Investment Income to Average
   Net Assets (2)                                        2.14%(a)          7.22%            3.35%           4.01%          0.00%(a)
Portfolio Turnover                                         31%               59%              87%            139%             0%
(2) Effect of Voluntary Expense Limitation
   During the Period:
     Per Share Benefit to Net Investment Income     $    0.08         $    0.16        $    0.26       $    0.35      $    0.00
   Ratios Before Expense Limitation:
     Expenses to Average Net Assets                      2.53%(a)          1.95%            2.81%           3.88%          0.00%(a)
     Net Investment Income to Average
       Net Assets                                        0.17%(a)          5.74%            1.02%           0.63%          0.00%(a)
------------------------------------------------------------------------------------------------------------------------------------

*     Commencement of operations
(a)   Annualized
      The ratios of expense to average net assets do not reflect the expenses of the Underlying Funds attributable to the Portfolio.

    The accompanying notes are an integral part of the financial statements.

                                     AGGRESSIVE PORTFOLIO

SELECTED PER SHARE DATA AND RATIOS:

                                                                                      CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                         ENDED        YEAR ENDED      YEAR ENDED      YEAR ENDED   ONE DAY ENDED
                                                 JUNE 30, 2001      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                   (UNAUDITED)              2000            1999            1998           1997*
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    9.77         $   12.30       $   10.49       $   10.00      $   10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                  0.01              0.83            0.24            0.13             --
   Net Realized and Unrealized Gain (Loss)               (0.48)            (1.80)           3.29            0.70             --
------------------------------------------------------------------------------------------------------------------------------------
       Total From Investment Operations                  (0.47)            (0.97)           3.53            0.83             --
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                    --             (0.57)          (0.86)          (0.24)            --
   Net Realized Gain                                        --             (0.99)          (0.86)          (0.01)            --
   In Excess of Net Realized Gain                           --                --              --           (0.09)            --
------------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                  --             (1.56)          (1.72)          (0.34)            --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $    9.30         $    9.77       $   12.30       $   10.49      $   10.00
====================================================================================================================================
Total Return                                             (4.81)%           (7.92)%         34.31%           8.38%          0.00%
====================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                $   8,470         $   6,035       $   6,200       $   4,194      $     517
Ratio of Expenses to Average Net Assets (1)               0.30%(a)          0.27%           0.28%           0.31%          0.00%(a)
Ratio of Net Investment Income to Average
   Net Assets (1)                                         0.33%(a)          7.44%           1.36%           2.18%          0.00%(a)
Portfolio Turnover                                          33%               50%            106%            188%             0%
------------------------------------------------------------------------------------------------------------------------------------
(1) Effect of Voluntary Expense Limitation
   During the Period:
     Per Share Benefit to Net Investment Income      $    0.09         $    0.15       $    0.42       $    0.23      $    0.00
   Ratios Before Expense Limitation:
     Expenses to Average Net Assets                       2.60%(a)          1.62%           2.66%           4.19%          0.00%(a)
     Net Investment Income (Loss) to Average
       Net Assets                                        (1.98)%(a)         6.12%          (1.03)%         (1.69)%         0.00%(a)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                      CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                         ENDED        YEAR ENDED      YEAR ENDED      YEAR ENDED   ONE DAY ENDED
                                                 JUNE 30, 2001      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                   (UNAUDITED)              2000            1999            1998           1997*
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    9.78         $   12.30       $   10.50       $   10.00      $   10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                                    --              0.79            0.19            0.20             --
   Net Realized and Unrealized Gain (Loss)               (0.49)            (1.78)           3.30            0.62             --
------------------------------------------------------------------------------------------------------------------------------------
       Total From Investment Operations                  (0.49)            (0.99)           3.49            0.82             --
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                    --             (0.54)          (0.83)          (0.22)            --
   Net Realized Gain                                        --             (0.99)          (0.86)          (0.01)            --
   In Excess of Net Realized Gain                           --                --              --           (0.09)            --
------------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                  --             (1.53)          (1.69)          (0.32)            --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $    9.29         $    9.78       $   12.30       $   10.50      $   10.00
====================================================================================================================================
Total Return                                             (5.01)%           (8.07)%         33.88%           8.23%          0.00%
====================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                $     451         $     688       $     748       $     559      $     516
Ratio of Expenses to Average Net Assets (2)               0.55%(a)          0.52%           0.53%           0.56%          0.00%(a)
Ratio of Net Investment Income to Average
   Net Assets (2)                                         0.07%(a)          7.05%           1.00%           1.93%          0.00%(a)
Portfolio Turnover                                          33%               50%            106%            188%             0%
------------------------------------------------------------------------------------------------------------------------------------
(2) Effect of Voluntary Expense Limitation
   During the Period:
     Per Share Benefit to Net Investment Income      $    0.11         $    0.15       $    0.46       $    0.41      $    0.00
   Ratios Before Expense Limitation:
     Expenses to Average Net Assets                       2.80%(a)          1.87%           2.93%           4.44%          0.00%(a)
     Net Investment Income (Loss) to Average
       Net Assets                                       (2.18)%(a)          5.74%          (1.39)%         (1.94)%         0.00%(a)
------------------------------------------------------------------------------------------------------------------------------------

*     Commencement of operations
(a)   Annualized
      The ratios of expenses to average net assets do not reflect the expenses of the Underlying Funds attributable to the Portfolio.

   The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Strategic Adviser Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a type of mutual fund often described as a "fund of funds." The Fund consists of three separate investment portfolios: Conservative Portfolio, Moderate Portfolio and Aggressive Portfolio, (each a "Portfolio" and collectively, the "Portfolios") that invest primarily in different combinations of the Class A shares of certain investment portfolios of Morgan Stanley Institutional Fund, Inc. ("MSIF") and Institutional Class shares of certain investment portfolios of MAS Funds (each an "Underlying Fund" and collectively, the "Underlying Funds"). The MAS Funds are managed by an affiliate of the Investment Adviser. The Fund currently offers two classes of shares, Class A and Class B shares. Both classes have identical voting rights (except shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights. The investment objective of the Conservative, Moderate and Aggressive Portfolios is to seek the highest level of long-term total return that is consistent with a relatively conservative level, moderate level or high level of risk, respectively.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Investments in the Underlying Funds are valued at the net asset value per share of the Underlying Fund at the close of each valuation day. Short-term securities with a maturity date of less than 60 days are valued at amortized cost which approximates market value.

2. INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. ORGANIZATIONAL COSTS: The Fund incurred organizational costs of approximately $297,000 which have been capitalized and allocated equally to each Portfolio. Such costs are being amortized on a straight line basis over a period of five years beginning on December 31, 1997, the date the Fund commenced operations. Morgan Stanley Investment Management Inc. has agreed that in the event any of its initial shares which comprised the Fund at inception are redeemed, the proceeds on redemption will be reduced by the pro-rata portion of any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the initial shares held at time of redemption.

5. OTHER: Realized gains and losses from the sale of the Underlying Funds are determined on the specific identified cost basis. Dividend income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares of a Portfolio based upon their relative net assets. Distributions from the Portfolios are recorded on the ex-distribution date.

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for the character and timing of the recognition of gains or losses on investments.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income
(loss) per share in the Financial Highlights.

B. INVESTMENT ADVISER AND ADMINISTRATOR:

Morgan Stanley Investment Management Inc. ("MSIM" or the "Adviser"), a wholly-owned subsidiary of Morgan Stanley & Co., allocates the Portfolios' investments in the Underlying Funds within the applicable ranges for each Portfolio, at no charge, under the terms of an Investment Advisory and Management Agreement (the "Agreement"). The Adviser also provides the Fund with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Adviser and The Chase Manhattan Bank ("Chase"), Chase provides certain administrative services to the Fund through its corporate affiliate J.
P. Morgan Investor Services Company ("JPMIS"). For such services, the Adviser pays JPMIS. Certain employees of JPMIS are officers of the Fund.

The Adviser has agreed to reduce fees payable to it and to reimburse the Portfolios, if necessary, if the annual operating expenses of the Portfolios plus the operating expenses of the Underlying Funds attributable to the shares owned by the Portfolios, expressed as a percentage of average daily net assets, exceed the maximum annual ratios indicated as follows:

                                                              MAXIMUM
                                                           EXPENSE RATIO
--------------------------------------------------------------------------------
PORTFOLIO                                            CLASS A            CLASS B
--------------------------------------------------------------------------------
Conservative Portfolio                                 0.80%              1.05%
Moderate Portfolio                                     0.90%              1.15%
Aggressive Portfolio                                   1.10%              1.35%

C. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley & Co., and an affiliate of MSIM, serves as the distributor of the Fund and provides Class B shareholders of each applicable Portfolio with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, the Distributor is entitled to receive from each Portfolio, a distribution fee, which is accrued daily and paid quarterly, at an annual rate of 0.25% of the Class B shares' average daily net assets. The Distributor may voluntarily waive, from time to time, all or a portion of its distribution fee.

D. CUSTODIAN: Chase serves as the custodian of the investments and cash of the Portfolios.

E. PURCHASES AND SALES: For the six months ended June 30, 2001, purchases and sales of Underlying Funds were as follows:

                                                  PURCHASES               SALES
PORTFOLIO                                             (000)                (000)
--------------------------------------------------------------------------------
Conservative Portfolio                               $2,077               $1,235
Moderate Portfolio                                    6,325                2,629
Aggressive Portfolio                                  5,407                2,667

For the six months ended June 30, 2001, the Fund had no purchases and sales of long-term U.S. Government securities.

F. OTHER: At June 30, 2001, cost, unrealized appreciation, unrealized depreciation, and net unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of each Portfolio were:

                                                                        NET
                                                                     UNREALIZED
                                       UNREALIZED     UNREALIZED       APPREC.
                            COST         APPREC.        DEPREC.       (DEPREC.)
PORTFOLIO                   (000)         (000)          (000)          (000)
--------------------------------------------------------------------------------
Conservative
  Portfolio               $  3,852       $     51       $    (65)      $    (14)
Moderate
  Portfolio                 10,405             78           (525)          (447)
Aggressive
  Portfolio                 10,166             65           (916)          (851)

Certain Portfolios have investments in Underlying Funds which invest in high-yield and/or foreign securities.

Investments in high-yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher-rated securities. In addition, these investments tend to have thinner trading markets which may result in less availability of price quotations and a risk that amounts realized upon disposition of a security will differ from such quotations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated and U.S. security market transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

From time to time, certain Portfolios of the Fund have shareholders that hold a significant portion of a Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on those Portfolios.

DIRECTORS AND OFFICERS

Barton M. Biggs                         Frederick O. Robertshaw
CHAIRMAN OF THE BOARD                   DIRECTOR
OF DIRECTORS

John D. Barrett II                      Ronald E. Robison
DIRECTOR                                PRESIDENT

Gerard E. Jones                         Stefanie V. Chang
DIRECTOR                                VICE PRESIDENT

Graham E. Jones                         Arthur J. Lev
DIRECTOR                                VICE PRESIDENT

John A. Levin                           Joseph P. Stadler
DIRECTOR                                VICE PRESIDENT

Andrew McNally IV                       Mary E. Mullin
DIRECTOR                                SECRETARY

William G. Morton, Jr.                  Belinda A. Brady
DIRECTOR                                TREASURER

Fergus Reid                             Robin L. Conkey
DIRECTOR                                ASSISTANT TREASURER

INVESTMENT ADVISER AND ADMINISTRATOR

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

Morgan Stanley & Co., Incorporated
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolios, please call 1-800-548-7786 or visit our website at www.morganstanley.com/im.